UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-07254

Johnson Mutual Funds Trust
(Exact name of registrant as specified in charter)

3777 West Fork Road, Cincinnati, Ohio 45247
(Address of principal executive offices) (Zip code)

Marc E. Figgins, CFO, 3777 West Fork Road, Cincinnati, Ohio 45247
(Name and address of agent for service)

Registrant's telephone number, including area code: (513) 661-3100

Date of fiscal year end: 12/31

Date of reporting period: 12/31/06

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

ANNUAL REPORT	DECEMBER 31, 2006

♦	JIC Institutional Bond Fund I
♦	JIC Institutional Bond Fund II
♦	JIC Institutional Bond Fund III
♦	Johnson Enhanced Return Fund

INVESTMENT ADVISER:

Johnson Investment Counsel, Inc.
3777 West Fork Road
Cincinnati, Ohio 45247
513-661-3100
800-541-0170

JOHNSON MUTUAL FUNDS	December 31, 2006

Table of Contents

Performance Review and Management Discussion
JIC Institutional Bond Fund I	1
JIC Institutional Bond Fund II	2
JIC Institutional Bond Fund III	3
Johnson Enhanced Return Fund	4

Portfolio of Investments
JIC Institutional Bond Fund I	5-6
JIC Institutional Bond Fund II	7-8
JIC Institutional Bond Fund III	9-10
Johnson Enhanced Return Fund	11-12

Statement of Assets and Liabilities	13

Statement of Operations	14

Statement of Change in Net Assets	15

Financial Highlights
JIC Institutional Bond Fund I	16
JIC Institutional Bond Fund II	17
JIC Institutional Bond Fund III	18
Johnson Enhanced Return Fund	19

Notes to the Financial Statements	20-23

Disclosure of Expenses	24

Additional Information	25

Report of Independent Registered Public Accounting Firm	26

Trustees and Officers	27

Trustees, Officers, Transfer Agent, Fund Accountant Custodian, Auditors, Legal Counsel	Back Page

JIC INSTITUTIONAL BOND FUND I	Performance Review - December 31, 2006

JIC Fund I provided a 4.39% total return compared to 4.22% for the Merrill Lynch 1-3 Year (no BBB) Government Corporate Index during 2006. The Fund had positive relative performance contributions from its emphasis on non-Treasury securities, primarily corporate and mortgage-backed securities. In addition, the management of the Fund’s maturity structure throughout the year added incrementally to performance.

Looking forward, we anticipate slower economic growth as consumer spending slows under the weight of a cooling housing market. With inflation contained, it is likely that interest rates may remain somewhat range bound for the foreseeable future. This reduction in interest rate volatility will make portfolio yield of paramount importance to total returns for the year. The Fund will maintain its longer-than-benchmark maturity structure and emphasize quality corporate bonds, callable government agency and mortgage-backed securities to enhance yield.

Fund I maintains its focus on high quality securities. Each security in the Fund is rated “A” or higher as indicated in the Quality Allocation Chart on this page. The Fund uses the lower rating received from either Standard & Poor’s or Moody’s Rating Agencies. These highly rated securities are considered to have above average to strong protection of principal and interest payments.

Average Annual Total Returns As of December 31, 2006
	JIC Institutional Bond Fund I	Merrill Lynch 1-3 Year Gov't/Corp Index (No BBB)	Merrill Lynch 1-3 Year Gov't/Corp Index
One Year	4.39%	4.22%	4.25%
Three Years	2.56%	2.34%	2.40%
Five Years	3.29%	3.08%	3.19%
Since Inception*	3.96%	4.35%	4.43%

A high level of income over the long term consistent with capital preservation is the objective of the JIC Institutional Bond Fund I. The data on this page represents past performance and is not a guarantee of future results. Investment returns and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The average annual total return numbers include changes in the Fund’s or Index’s share price, plus reinvestment of any interest and capital gains. The Fund’s performance is after all fees, whereas the Index does not incur fees. A shareholder cannot invest directly in the Merrill Lynch 1-3 Year Government Corporate Index. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. As of March 1, 2006, the JIC Institutional Bond Fund I has chosen the Merrill Lynch 1-3 Year Government Corporate Index with no BBB Rated Bonds as its benchmark because that Index better reflects the Fund’s investment style, and the Merrill Lynch 1-3 Gov’t/Corp is a supplementary benchmark. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month end, please call 1-800-541-0170.

*	Inception was August 30, 2000.

JIC INSTITUTIONAL BOND FUND II	Performance Review - December 31, 2006

JIC Fund II provided a 4.18% total return compared to 4.08% for the Merrill Lynch 3-5 Year (no BBB) Government Corporate Index during 2006. The Fund had positive relative performance contributions from its emphasis on non-Treasury securities, primarily corporate and mortgage-backed securities. In addition, the management of the Fund’s maturity structure throughout the year added incrementally to performance.

Looking forward, we anticipate slower economic growth as consumer spending slows under the weight of a cooling housing market. With inflation contained, it is likely that interest rates may remain somewhat range bound for the foreseeable future. This reduction in interest rate volatility will make portfolio yield of paramount importance to total returns for the year. The Fund will maintain its longer-than-benchmark maturity structure and emphasize quality corporate bonds, callable government agency and mortgage-backed securities to enhance yield.

Fund II maintains its focus on high quality securities. Each security in the Fund is rated “A” or higher as indicated in the Quality Allocation Chart on this page. The Fund uses the lower rating received from either Standard & Poor’s or Moody’s Rating Agencies. These highly rated securities are considered to have above average to strong protection of principal and interest payments.

Average Annual Total Returns As of December 31, 2006
	JIC Institutional Bond Fund II	Merrill Lynch 3-5 Year Gov't/Corp Index (No BBB)	Merrill Lynch 3-5 Year Gov't/Corp Index
One Year	4.18%	4.08%	4.22%
Three Years	2.67%	2.53%	2.61%
Five Years	3.96%	4.41%	4.51%
Since Inception*	4.92%	5.77%	5.81%

A high level of income over the long term consistent with capital preservation is the objective of the JIC Institutional Bond Fund II. The data on this page represents past performance and is not a guarantee of future results. Investment returns and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The average annual total return numbers include changes in the Fund’s or Index’s share price, plus reinvestment of any interest and capital gains. The Fund’s performance is after all fees, whereas the Index does not incur fees. A shareholder cannot invest directly in the Merrill Lynch 3-5 Year Government Corporate Index. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. As of March 1, 2006, the JIC Institutional Bond Fund II has chosen the Merrill Lynch 3-5 Year Government Corporate Index with no BBB Rated Bonds as its benchmark because that Index better reflects the Fund’s investment style, and the Merrill Lynch 3-5 Gov’t/Corp Index is a supplementary benchmark. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month end, please call 1-800-541-0170.

*	Inception was August 30, 2000.

JIC INSTITUTIONAL BOND FUND III	Performance Review - December 31, 2006

JIC Fund III provided a 3.92% total return compared to 4.03% for the Merrill Lynch 5-7 Year (no BBB) Government Corporate Index during 2006. The Fund had positive relative performance contributions from its emphasis on non-Treasury securities, primarily corporate and mortgage-backed securities. In addition, the management of the Fund’s maturity structure throughout the year added incrementally to performance. However, the relative advantage was not enough to offset the Fund’s management fee resulting in slight underperformance relative to the index.

Looking forward, we anticipate slower economic growth as consumer spending slows under the weight of a cooling housing market. With inflation contained, it is likely that interest rates may remain somewhat range bound for the foreseeable future. This reduction in interest rate volatility will make portfolio yield of paramount importance to total returns for the year. The Fund will maintain its longer-than-benchmark maturity structure and emphasize quality corporate bonds, callable government agency and mortgage-backed securities to enhance yield.

Fund III maintains its focus on high quality securities. Each security in the Fund is rated “A” or higher as indicated in the Quality Allocation Chart on this page. The Fund uses the lower rating received from either Standard & Poor’s or Moody’s Rating Agencies. These highly rated securities are considered to have above average to strong protection of principal and interest payments.

Average Annual Total Returns As of December 31, 2006
	JIC Institutional Bond Fund III	Merrill Lynch 5-7 Year Gov't/Corp Index (No BBB)	Merrill Lynch 5-7 Year Gov't/Corp Index
One Year	3.92%	4.03%	4.23%
Three Years	2.96%	3.16%	3.25%
Five Years	4.66%	5.40%	5.51%
Since Inception*	5.48%	6.69%	6.75%

A high level of income over the long term consistent with capital preservation is the objective of the JIC Institutional Bond Fund III and the primary assets are investment-grade government and corporate bonds. The data on this page represents past performance and is not a guarantee of future results. Investment returns and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The average annual total return numbers include changes in the Fund’s or Index’s share price, plus reinvestment of any interest and capital gains. The Fund’s performance is after all fees, whereas the index does not incur fees. A shareholder cannot invest directly in the Merrill Lynch 5-7 Year Government Corporate Index. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  As of March 1, 2006, the JIC Institutional Bond Fund III has chosen the Merrill Lynch 5-7 Year Government Corporate Index with no BBB Rated Bonds as its benchmark because that Index better reflects the Fund’s investment style, and the Merrill Lynch 1-10 Gov’t/Corp (No BBB) is a supplementary benchmark. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month end, please call 1-800-541-0170.

*	Inception was August 30, 2000.

JOHNSON ENHANCED RETURN FUND	Performance Review - December 31, 2006

The Johnson Enhanced Return Fund provided a total return of 15.60% compared to 15.79% for the Standard and Poor’s 500 Index during 2006. The stock market began to improve markedly in the second half of the year as moderating energy prices and slower economic growth eased inflation concerns. The Fund lagged its benchmark because of its management fee.

During the second half of 2006, the Johnson Enhanced Return Fund returned 13.39%, a full 0.65% over the S&P 500 Index. While relative returns were hindered in the first half of the year by rising short-term interest rates, the end of the Fed tightening in June allowed the bond portfolio to add value over the futures cost-of-carry. Going forward, the Fund will continue to invest its assets in investment grade, short maturity bonds. As interest rates stabilize and normalize, our historical analysis suggests that such a portfolio should produce total returns that exceed the cost-of-carry of the futures contracts and lead to incremental alpha above the stock market index.

We also anticipate the favorable environment for the stock market, evident in the second half of the year, to continue. While we believe that corporate earnings should slow after a near record string of double digit earnings gains, the valuation of the stock market looks attractive after a multi-year valuation adjustment.

Average Annual Total Returns As of December 31, 2006
	Enhanced Return Fund	S&P 500 Index
One Year	15.60%	15.79%

* As rated by the lower rating received from Standard
& Poor’s or Moody’s Rating Agencies.

Outperforming the Fund’s benchmark, the S&P 500 Composite Stock Price Index, over a full market cycle is the objective of the Johnson Enhanced Return Fund and the primary assets are stock index futures contracts and short-term investment-grade fixed income securities. The data on this page represents past performance and is not a guarantee of future results. Investment returns and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The average annual total return numbers include changes in the Fund’s or Index’s share price, plus reinvestment of any interest and capital gains. The Fund’s performance is after all fees, whereas the index does not incur fees. A shareholder cannot invest directly in the S&P 500 Index. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The S&P 500 Index is the established benchmark.  Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month end, please call 1-800-541-0170.

JIC Institutional Bond Fund I	Portfolio of Investments as of December 31, 2006

Fixed Income Securities - Bonds
	Face Value	Dollar Value
Finance
Associates Corporation, 7.950% Due 02/15/10	200,000	214,651
Bank of America Corp Subordinated Notes, 7.400% Due 01/15/11	1,100,000	1,185,832
BB & T Corporation Subordinated Notes, 7.250% Due 06/15/07	1,048,000	1,056,649
Bank of New York Notes, 4.950% Due 01/14/11	510,000	505,447
Citigroup Incorporated Notes, 5.125% Due 02/14/11	1,500,000	1,497,121
Genworth Financial, 4.750% Due 06/15/09	1,095,000	1,084,875
Lincoln National Corporation Notes, 6.500% Due 03/15/08	1,000,000	1,009,963
Merrill Lynch and Company Notes, 4.7900% Due 08/04/10	1,000,000	987,190
Morgan Stanley Dean Witter, 3.625% Due 04/01/08	1,000,000	980,058
J.P. Morgan and Company, 7.125% Due 05/15/07	625,000	628,799
Bank One Corporation Subordinated Notes, 5.900% Due 11/15/11	1,000,000	1,021,328
UBS AG Unsubordinated Note, Series 144A, 2.1781% Due 10/26/07 (a)	800,000	754,016
US Bank NA Subordinated Notes, 6.375% Due 08/01/11	1,000,000	1,044,922
US Bank NA Subordinated Notes, 6.500% Due 02/01/08	870,000	877,943
Wachovia Corporation, 5.350% Due 03/15/11	500,000	501,875
Wachovia Corporation, 6.000% Due 10/30/08	670,000	678,427
Wells Fargo & Company, 3.750% Due 10/15/07	1,190,000	1,175,062
Wells Fargo Bank Subordinated Notes, 6.450% Due 02/01/11	500,000	522,624
Total Finance: 27.3%		$15,726,782

Industrial
Danaher Corporation Notes, 6.000% Due 10/15/08	1,000,000	1,007,879
Dell Computer Senior Notes, 6.55% Due 04/15/08	894,000	904,177
General Electric Capital Corporation Notes, 5.000% Due 02/15/07	2,000,000	1,999,256
General Electric Company Notes, 5.000% Due 02/01/13	800,000	792,145
Gillette Company Notes, 3.500% Due 10/15/07	1,000,000	983,918
Home Depot, 4.625% Due 08/15/10	1,585,000	1,552,945
Target Corporation Notes, 6.350% Due 01/15/11	1,000,000	1,041,504
Wal-Mart Stores, 6.875%, Due 08/10/09	1,000,000	1,042,444
Total Industrial: 16.2%		$9,324,268

Sovereign
Ontario Province, 3.375% Due 01/15/08	1,000,000	981,065
Total Sovereign: 1.7%		$981,065

Utilities
Alabama Power Company, 7.125% Due 10/01/07	200,000	202,372
Georgia Power Company Senior Notes, 4.000% Due 01/15/11	750,000	715,590
GTE California, Inc., 7.650% Due 03/15/07	730,000	732,624
National Rural Utilities Collateral Trust, 4.375% Due 10/01/10	1,250,000	1,214,081
Total Utilities: 5.0%		$2,864,667

The accompanying notes are an integral part of the financial statements.

JIC Institutional Bond Fund I	Portfolio of Investments as of December 31, 2006

Fixed Income Securities - Bonds
	Face Value	Dollar Value
United States Government Agency Obligations
Federal Home Loan Bank, 3.850% Due 01/30/08	2,500,000	2,465,480
Federal Home Loan Bank, 4.500% Due 04/11/08	2,500,000	2,480,760
Federal Home Loan Bank, 5.400% Due 12/11/08	800,000	797,542
Federal Home Loan Mortgage Corporation, 5.125% Due 10/15/08	2,500,000	2,504,260
Federal National Mortgage Association, 4.500% Due 02/27/08	2,000,000	1,985,304
Federal National Mortgage Association, 3.600% Due 03/03/09	2,000,000	1,943,510
Federal National Mortgage Association, 3.410% Due 08/30/07	1,000,000	988,116
Federal National Mortgage Association, 3.700% Due 11/1/07	3,000,000	2,961,690
Tennessee Valley Authority, 5.6250% Due 01/18/11	1,000,000	1,024,069
Total United States Government Agency Obligations: 29.7%		$17,150,731

United States Government Agency Obligations - Mortgage-Backed Securities
Freddie Mac Gold MBS 7 Year Balloon, 5.000% Due 11/1/10	597,882	595,116
Freddie Mac Gold MBS 5 Year Balloon, 4.500% Due 12/01/09	679,690	672,130
Federal Home Loan Bank CMO Series 00-0582 Class H, 4.750% Due 10/25/10	1,578,434	1,567,984
Freddie Mac CMO Pool 2171 Class B, 6.279% Due 06/15/09	540,000	553,779
Fed. Nat'l Mortgage Assoc. CMO Pool 2003-20 Class HR, 4.500% Due 10/25/16	678,708	667,255
Total United States Government Agency Obligations- Mortgage-Backed Securities: 7.0%		$4,056,264

United States Government Treasury Obligations
United States Treasury Note, 4.375% Due 05/15/07	1,450,000	1,446,829
United States Treasury Note, 3.000% Due 02/15/09	1,000,000	964,376
United States Treasury Note, 4.000% Due 11/15/12	2,000,000	1,931,642
United States Treasury Note, 4.000% Due 04/15/10	2,000,000	1,957,658
Total United States Government Treasury Obligations: 10.9%		$6,300,505

Total Fixed Income - Bonds: 97.8%		$56,404,282
(Fixed Income Identified Cost $56,856,109)

Cash Equivalents
Federated U.S. Treasury Cash Reserves Money Market Fund 4.55% yield *		532,455
Total Cash Equivalents: 0.9%		$532,455
(Cash Equivalents Identified Cost $532,455)

Total Portfolio Value: 98.7%		$56,936,737
(Total Portfolio Identified Cost $57,388,564)

Other Assets Less Liabilities 1.3%		$732,178

Total Net Assets 100.0%		$57,668,915

* Variable rate security, the coupon rate shown represents the rate at December 31, 2006.
(a) Security is valued by the Adviser in accordance with the Trust's Good Faith Pricing Guidelines as of December 31, 2006

The accompanying notes are an integral part of the financial statements.

JIC Institutional Bond Fund II	Portfolio of Investments as of December 31, 2006

Fixed Income Securities - Bonds
	Face Value	Dollar Value
Finance
Allstate Corporation, 7.200% Due 12/01/09	500,000	527,060
American International Group Notes, 2.875% Due 05/15/08	890,000	861,377
Bank of America Subordinated Notes, 5.420% Due 03/15/17	1,000,000	994,300
Branch Banking & Trust Subordinated Notes, 5.625% Due 09/15/16	1,000,000	1,009,046
Citigroup Incorporated Subordinated Notes, 5.000%, 09/15/14	1,000,000	977,935
Citigroup Incorporated Notes, 6.000%, 02/21/12	750,000	774,158
US Bancorp Subordinated, 6.875% Due 09/15/07	250,000	251,918
Genworth Financial Notes, 4.750% Due 06/15/09	1,000,000	990,753
Merrill Lynch, 3.375%, Due 09/14/07	1,000,000	986,991
Morgan Stanley Dean Witter, 4.250% Due 05/15/10	830,000	802,734
Morgan Stanley Subordinated Notes, 4.750% Due 04/01/14	490,000	469,208
J.P. Morgan and Company, 7.125% Due 05/15/07	750,000	754,559
Progressive Corporation Senior Notes, 6.375% Due 01/15/12	640,000	668,634
UBS AG Unsubordinated Note, Series 144A, 2.1781% Due 10/26/07 (a)	800,000	754,016
US Bancorp Subordinated, 6.375% Due 09/15/07	650,000	679,199
Wachovia Corp., 5.250% Due 08/01/14	1,180,000	1,167,426
Wells Fargo Company Subordinated Notes, 4.950% Due 10/16/13	1,000,000	975,041
Weingarten Realty, 6.840% Due 11/07/07	500,000	505,262
Total Finance: 24.4%		$14,149,617

Industrial
Becton Dickinson, 7.150% Due 10/01/09	1,000,000	1,047,717
Target Corporation, 9.625% Due 02/01/08	380,000	394,193
Dell, Inc., 6.550%, Due 04/15/08	1,000,000	1,011,384
Franchise Finance Corporation of America, 8.750% Due 10/15/10	1,000,000	1,117,761
General Electric Capital Corporation Notes, 6.000% Due 06/15/12	1,000,000	1,036,368
Gillette Company, 3.500% Due 10/15/07	1,000,000	983,918
Honeywell International, 6.2000% Due 02/01/08	500,000	503,437
Lowes Companies, Inc., 8.250% Due 06/01/10	390,000	426,519
McDonald's Corporation, 5.950% Due 01/15/08	425,000	427,625
Danaher Corporation Notes, 6.000% Due 10/15/08	600,000	604,727
Target Corporation, 6.350% Due 01/15/11	400,000	416,602
United Technologies, 7.125% Due 11/15/10	1,054,000	1,123,236
Wal-Mart Stores, 6.875% Due 08/10/09	500,000	521,222
Total Industrial: 16.6%		$9,614,709

Sovereign
Ontario Province, 3.375% Due 01/15/08	1,000,000	981,065
Total Sovereign: 1.7%		$981,065

Utilities
Alabama Power, 3.500% Due 11/15/07	425,000	418,277
Georgia Power Company Senior Notes, 5.125% Due 11/15/12	685,000	677,320
Baltimore Gas & Electric, 6.625% Due 03/15/08	500,000	506,658
Bellsouth Capital Funding, 7.750% Due 02/15/10	500,000	533,401
Verizon Communications, 7.510% Due 04/01/09	500,000	521,736
National Rural Utilities, 5.700% Due 01/15/10	500,000	506,507
Total Utilities: 5.5%		$3,163,899

The accompanying notes are an integral part of the financial statements.

JIC Institutional Bond Fund II	Portfolio of Investments as of December 31, 2006

Fixed Income Securities - Bonds
	Face Value	Dollar Value
United States Government Agency Obligations
Federal Farm Credit Bank, 4.480% Due 08/24/12	1,600,000	1,562,885
Federal Farm Credit Bank, 4.500% Due 10/20/11	2,500,000	2,429,565
Federal Home Loan Bank, 3.850% Due 01/30/08	2,400,000	2,366,861
Federal Home Loan Bank, 5.375% Due 05/18/16	500,000	514,522
Federal Home Loan Bank, 5.625% Due 11/15/11	1,500,000	1,543,230
Federal National Mortgage Association, 3.700% Due 11/01/07	2,000,000	1,974,460
Federal National Mortgage Association, 4.500% Due 02/27/08	2,000,000	1,985,304
Federal National Mortgage Association, 3.410% Due 08/30/07	650,000	642,275
Tennessee Valley Authority, 7.140% Due 05/23/12	150,000	164,687
Total United States Government Agency Obligations: 22.8%		$13,183,789

United States Government Agency Obligations - Mortgage Backed Securities
Freddie Mac MBS Gold 5 Year Balloon, 4.500% Due 03/01/08	483,029	479,571
Freddie Mac Gold MBS 5 Year Balloon, 4.500% Due 12/01/09	679,690	672,130
Freddie Mac CMO Pool 2532 Class PG, 5.500% Due 07/15/31	1,350,000	1,343,660
Fed. Home Loan Mortg. Corp CMO Pool 2963 Cl. DM, 5.500% Due 08/15/33	1,875,000	1,847,231
Freddie Mac CMO Series 2985 Class GE, 5.500% Due 06/15/25	800,000	778,178
Fed. Home Loan Mortg. Corp CMO Pool 3098 Cl. KE, 5.500% Due 09/15/34	2,000,000	1,967,388
Freddie Mac CMO Pool 3174 Class PY, 5.000% Due 08/15/19	1,000,000	955,723
Ginnie Mae CMO Pool 2003-70 Class TE, 5.500% Due 02/20/33	1,400,000	1,386,182
Total United States Government Agency Obligations - Mortgage Backed Securities: 16.3%		$9,430,063

United States Government Treasury Obligations
United States Treasury Bond, 4.000% Due 02/15/14	2,500,000	2,393,850
United States Treasury Note, 4.125% Due 05/15/15	2,000,000	1,921,016
United States Treasury Bond, 4.500% Due 02/15/16	1,000,000	984,376
United States Treasury Note, 5.500% Due 02/15/08	500,000	502,930
United States Treasury Note, 6.625% Due 05/15/07	500,000	502,950
Total United States Government Treasury Obligations: 10.9%		$6,305,122

Total Fixed Income - Bonds: 98.2%		$56,828,264
(Fixed Income Identified Cost $57,203,166)

Cash Equivalents
Federated U.S. Treasury Cash Reserves Money Market Fund 4.55% yield *		386,390
Total Cash Equivalents: 0.7%		$386,390
(Cash Equivalents Identified Cost $386,390)

Total Portfolio Value: 98.9%		$57,214,654
(Total Portfolio Identified Cost $57,589,556)

Other Assets Less Liabilities 1.1%		$628,644

Total Net Assets 100.0%		$57,843,298

* Variable rate security, the coupon rate shown represents the rate at December 31, 2006.
** Non-income producing security.
(a) Security is valued by the Adviser in accordance with the Trust's Good Faith Pricing Guidelines as of December 31, 2006

The accompanying notes are an integral part of the financial statements.

JIC Institutional Bond Fund III	Portfolio of Investments as of December 31, 2006

Fixed Income Securities - Bonds
	Face Value	Dollar Value
Finance
Allstate Corporation, 7.200% Due 12/01/09	500,000	527,059
American General Corporation, 7.500% Due 08/11/10	500,000	536,919
American General Finance, 8.125% Due 08/15/09	500,000	534,784
Associates Corporation, 7.950% Due 02/15/10	642,000	689,031
Bank of America Subordinated Notes, 5.420% Due 03/15/17	1,000,000	994,300
Branch Banking & Trust Subordinated Notes, 5.625% Due 09/15/16	1,000,000	1,009,046
Franchise Finance Corporation of America, 8.750% Due 10/15/10	1,000,000	1,117,761
General Electric Capital Corporation, 6.000% Due 06/15/12	1,000,000	1,036,368
J.P. Morgan and Company Subordinated Notes, 5.250% Due 01/30/13	1,000,000	992,952
Mellon Financial, 6.700% Due 03/01/08	500,000	506,256
Merrill Lynch, 3.375% Due 09/14/07	750,000	740,243
Morgan Stanley Subordinated Notes, 4.750% Due 04/01/14	1,000,000	957,567
National City Bank, 6.250% Due 03/15/11	500,000	517,666
Progressive Corporation Senior Notes, 6.375% Due 01/15/12	500,000	522,370
Suntrust Banks Inc., 7.750% Due 05/01/10	500,000	537,932
US Bancorp Subordinated Notes, 6.300% Due 07/15/08	1,000,000	1,014,938
Wachovia Corporation Subordinated Notes, 5.250% Due 08/01/14	980,000	969,557
Wells Fargo Company Subordinated Notes, 4.950% Due 10/16/13	1,650,000	1,608,818
Weingarten Realty, 6.840% Due 11/17/07	500,000	505,262
Total Finance: 28.0%		$15,318,829

Industrial
Honeywell International, 6.200% Due 02/01/08	500,000	503,437
Citigroup Incorporated Notes, 6.000% Due 02/21/12	750,000	774,158
Target Corporation, 9.625% Due 02/01/08	380,000	394,193
General Electric Company Notes, 5.000% Due 02/01/13	500,000	495,091
Dell, Inc., 6.550%, Due 04/15/08	500,000	505,692
Lowes Companies, Inc., 8.250% Due 06/01/10	500,000	546,819
McDonald's Corporation, 8.875% Due 04/01/11	500,000	567,650
Target Corporation, 6.350% Due 01/15/11	400,000	416,602
Wal-Mart Stores, 4.500% Due 07/01/15	1,000,000	943,879
Wal-Mart Stores, 6.875% Due 08/10/09	500,000	521,222
Washington Post, 5.500% Due 02/15/09	500,000	502,025
Total Industrial: 11.3%		$6,170,768

Utilities
Bellsouth Capital Funding, 7.750% Due 02/15/10	500,000	533,401
GTE Corporation, 7.510% Due 04/01/09	500,000	521,736
National Rural Utilities, 5.700% Due 01/15/10	500,000	506,507
Total Utilities: 2.9%		$1,561,644

The accompanying notes are an integral part of the financial statements.

JIC Institutional Bond Fund III	Portfolio of Investments as of December 31, 2006

Fixed Income Securities - Bonds
	Face Value	Dollar Value
United States Government Agency Obligations
Federal Farm Credit Bank, 4.480% Due 08/24/12	2,000,000	1,953,606
Federal Farm Credit Bank, 5.875% Due 10/03/16	2,025,000	2,162,222
Federal Home Loan Bank, 5.130% Due 05/24/13	800,000	807,813
Federal Home Loan Bank, 5.500% Due 12/11/13	1,000,000	1,031,678
Federal Home Loan Bank, 5.625% Due 11/15/11	1,500,000	1,543,230
Federal Home Loan Bank, 7.605% Due 02/25/15	500,000	534,887
Federal Home Loan Mortgage Corp., 4.375% Due 11/09/11	2,000,000	1,951,698
Federal Home Loan Mortgage Corp., 5.000% Due 07/15/14	500,000	501,390
Freddie Mac CMO, Pool 3174 Class PY, 5.000% Due 08/15/19	835,000	798,029
Tennessee Valley Authority, 6.000% Due 03/15/13	2,200,000	2,320,679
Tennessee Valley Authority, 6.250% Due 12/15/17	500,000	551,597
Total United States Government Agency Obligations: 25.9%		$14,156,829

United States Government Agency Obligations - Mortgage Backed Securities
Federal Home Loan Mortgage Corp. Pool 2513 Class VK, 5.500% Due 09/15/13	1,372,431	1,375,845
Federal Home Loan Mortgage Corp., Pool 2517 Class VL, 5.000% Due 05/15/13	321,471	320,944
Federal Home Loan Mortgage Corp., Pool 2877 Class AL, 5.000% Due 10/15/24	350,000	332,411
Federal Home Loan Mortgage Corp., Pool 2963 Class DM, 5.500% Due 08/15/33	2,000,000	1,970,380
Federal Home Loan Mortgage Corp., Pool 2985 Class GE, 5.500% Due 06/15/25	700,000	680,906
Federal National Mortgage Association DUS Pool 385365, 4.970% Due 08/01/09	1,000,000	985,441
Ginnie Mae CMO Pool 2003-70 Class TE, 5.500% Due 02/20/33	1,000,000	990,130
Government National Mortgage Association, 5.500% Due 02/15/17	300,927	302,519
Total United States Government Agency Obligations - Mortgage Backed Securities: 12.7%		$6,958,576

United States Government Treasury Obligations
United States Treasury Note, 5.000% Due 08/15/11	500,000	507,148
United States Treasury Bond, 4.500% Due 02/15/16	2,500,000	2,460,940
United States Treasury Note, 4.250% Due 08/15/15	2,000,000	1,935,938
United States Treasury Note, 4.125 Due 05/15/15	2,500,000	2,401,270
United States Treasury Note, 4.750% Due 05/15/14	2,000,000	2,005,782
Total United States Government Treasury Obligations: 17.0%		$9,311,078

Total Fixed Income - Bonds: 97.8%		$53,477,724
(Fixed Income Identified Cost $53,534,572)

Cash Equivalents
Federated U.S. Treasury Cash Reserves Money Market Fund 4.55% yield *		$485,902
Total Cash Equivalents: 0.9%		485,902
(Cash Equivalents Identified Cost $ 485,902)

Total Portfolio Value: 98.7%		$53,963,626
(Total Portfolio Identified Cost $54,020,474)

Other Assets Less Liabilities 1.3%		$703,100

Total Net Assets 100.0%		$54,666,726

* Variable rate security, the coupon rate shown represents the rate at December 31, 2006.

The accompanying notes are an integral part of the financial statements.

Johnson Enhanced Return Fund	Portfolio of Investments as of December 31, 2006

Fixed Income Securities - Bonds
	Face Value	Dollar Value
Finance
American Financial Group, 7.125% Due 04/15/09	180,000	185,604
AIG Sunamerica Global Finance Senior Notes, 5.850% Due 08/01/08	170,000	171,411
Archstone Smith Operating Trust Notes, 3.000% Due 06/15/08	300,000	289,970
Bank of America Subordinated Notes, 7.125% Due 03/01/09	253,000	262,407
Bank of America Subordinated Notes, 7.125% Due 10/15/11	800,000	861,856
BB&T Corporation Subordinated Notes, 6.500% Due 08/01/11	650,000	682,177
BB&T Corporation Subordinated Notes, 7.250% Due 06/15/07	250,000	252,063
Associates Corporation (Citigroup), 6.875% Due 11/15/08	278,000	285,656
Citicorp Subordinated Notes, 7.250% Due 09/01/08	701,000	721,999
Duke-Weeks Realty Senior Notes, 7.750% Due 11/15/09	460,000	487,211
Equity Residential Properties Notes, 4.750% Due 06/15/09	355,000	349,456
Equity Residential Properties Notes, 6.950% Due 03/02/11	1,000,000	1,059,880
Genworth Financial Notes, 4.750% Due 6/15/09	500,000	495,377
J.P. Morgan and Company, 6.250% Due 1/15/09	445,000	453,487
Key Bank NA Subordinated Notes, 5.700% Due 08/15/12	410,000	419,077
Legg Mason Senior Notes, 6.750% Due 07/02/08	228,000	232,608
J.P. Morgan and Company, 7.125% Due 5/15/07	50,000	50,304
Bank One Corporation Subordinated Notes, 5.900% Due 11/15/11	500,000	510,664
Progressive Corporation Senior Notes, 6.375% Due 01/15/12	215,000	224,619
Lincoln National Corporation Notes, 6.500% Due 3/15/08	270,000	272,690
Merrill Lynch and Company Notes, 4.790% Due 8/04/10	650,000	641,674
Morgan Stanley Dean Witter, 3.875% Due 1/15/09	500,000	487,811
Morgan Stanley Dean Witter Unsubordinated Note, 6.750% Due 04/15/11	1,000,000	1,057,953
PNC Funding Corporation, 6.500%, Due 5/01/08	135,000	136,424
PNC Funding Corporation, 6.875%, Due 7/15/07	400,000	402,910
Safeco Corporation Senior Notes, 4.200% Due 02/01/08	181,000	178,575
Safeco Corporation, 6.875% Due 7/15/07	211,000	212,837
US Bank NA Notes, 5.700% Due 12/15/08	114,000	115,082
US Bank NA Subordinated Notes, 6.375% Due 08/01/11	500,000	522,461
Wachovia Corp., 6.000% Due 10/30/08	113,000	114,421
Wachovia Corp., 6.300% Due 4/15/08	35,000	35,402
Wachovia Corp., 6.400% Due 4/01/08	674,000	682,633
Wells Fargo and Company Senior Notes, 5.125% Due 02/15/07	392,000	391,866
Total Finance: 25.3%		$13,248,565

Industrial
Becton Dickinson, 7.150% Due 10/01/09	110,000	115,249
General Electric Capital Corporation Notes, 5.000% Due 6/15/07	1,000,000	998,759
General Electric Capital Corp Notes Floating Rate, 4.511% Due 6/11/08	100,000	99,290
General Mills Incorporated Notes, 3.875% Due 11/30/07	261,000	257,147
General Mills Incorporated Notes, 5.125% Due 02/15/07	1,000,000	999,323
Hewlitt Packard Company Notes, 5.500% Due 07/01/07	415,000	415,503
Kroger Company, 7.800% Due 08/15/07	1,000,000	1,014,120
Norfolk Southern Corporation Senior Notes, 7.350% Due 05/15/07	1,069,000	1,076,504
Procter and Gamble Company Senior Notes, 4.125% Due 08/30/07	250,000	247,446
Sherwin-Williams, 6.850% Due 02/01/07	50,000	50,010
Staples Incorporated, 7.125% Due 08/15/07	275,000	277,283
Target Corporation, 9.625% Due 02/01/08	140,000	145,229
Texaco Capital, 7.090% Due 02/01/07	200,000	200,202
United Technologies Corporation Notes, 7.125% Due 11/15/10	444,000	473,166
Wellpoint Incorporated, 3.500% Due 09/01/07	600,000	591,991
Total Industrial: 13.3%		$6,961,222

Utilities
Wisconsin Power & Light Debentures, 7.625% Due 03/01/10	865,000	920,607
National Rural Utilities Collateral Trust, 4.375% Due 10/01/10	250,000	242,816
National Rural Utilities Collateral Trust, 5.700% Due 01/15/10	309,000	313,021
National Rural Utilities Collateral Trust, 5.750% Due 11/01/08	353,000	355,701
Alabama Power Company Notes, 4.700% Due 12/01/10	275,000	269,433
Alabama Power Senior Notes, 5.375% Due 10/01/08	500,000	500,169
Total Utilities: 5.0%		$2,601,747

The accompanying notes are an integral part of the financial statements.

Johnson Enhanced Return Fund	Portfolio of Investments as of December 31, 2006

Fixed Income Securities - Bonds
	Face Value	Dollar Value
United States Government Agency Obligations
Federal Farm Credit Bank Discount Notes, 0.000% Due 05/11/07*	2,000,000	1,963,982
Federal Home Loan Bank Step Up Coupon, 2.500% Due 03/30/07	400,000	397,939
Federal Home Loan Bank, 5.000% Due 01/23/09	1,000,000	999,962
Federal Home Loan Bank, 5.400% Due 12/11/08	2,570,000	2,562,102
Federal Home Loan Mortgage Corp., 4.370% Due 05/23/08	50,000	49,444
Federal Home Loan Mortgage Corp., 5.125% Due 02/27/09	1,000,000	999,026
Federal Home Loan Mortgage Corp., 5.250% Due 12/05/11	2,500,000	2,486,937
Federal National Mortgage Association, 5.340% Due 02/22/11	1,500,000	1,495,385
Federal National Mortgage Association, 5.400% Due 04/13/09	1,250,000	1,250,419
Federal Home Loan Mortgage Corp. Discount Notes, 0.000% Due 02/27/07*	2,000,000	1,984,402
Total United States Government Agency Obligations: 27.1%		$14,189,598

United States Government Treasury Obligations
United States Treasury Bills, 0.000% Due 02/22/07* (a)	850,000	843,724
United States Treasury Bills, 0.000% Due 04/26/07* (a)	2,155,000	2,120,799
Total United States Government Treasury Obligations: 5.6%		$2,964,523

United States Government Agency Obligations - Mortgage Backed Securities
Freddie Mac 5 Year Balloon MBS, 4.500% Due 09/01/09	1,059,538	1,047,753
Freddie Mac Gold 7 Year Balloon, 4.500% Due 06/01/11	2,692,955	2,658,451
Freddie Mac Gold 7 Year Balloon, 4.500% Due 05/01/12	515,624	504,920
Federal Home Loan Bank CMO Series 00-0582 Cl. H, 4.750% Due 10/25/10	789,217	783,992
Freddie Mac CMO Pool 2583 Class ND, 4.250% Due 12/15/10	2,471,291	2,424,342
Fannie Mae CMO Pool 2006-54 Class PE, 6.000% Due 02/25/33	1,143,257	1,159,960
Federal National Mortgage CMO Pool 2003-20 Cl. HR, 4.500% Due 10/25/16	677,016	665,591
Total United States Government Agency Obligations - Mortgage Backed Securities: 17.6%		$9,245,009

Total Fixed Income - Bonds: 93.9%		$49,210,664
(Fixed Income Identified Cost $49,223,170)

Cash Equivalents
Federated U.S. Treasury Cash Reserves Money Market Fund 4.55% yield **		2,299,526
Total Cash Equivalents: 4.4%		$2,299,526
(Cash Equivalents Identified Cost $2,299,526)

Total Portfolio Value: 98.3%		$51,510,190
(Total Portfolio Identified Cost $51,522,696)

Other Assets Less Liabilities 1.7%		$852,926

Total Net Assets: 100.0%		$52,363,116

Futures Contracts	Long	Unrealized
	Contracts	Appreciation
E-mini Standard & Poors 500 expiring March 2007	738	$528,416
(Notional Value of $52,707,960)

* Non-income producing security.
** Variable rate security, the coupon rate shown represents the rate at December 31, 2006.
(a) - Pledged as collateral on Futures Contracts

The accompanying notes are an integral part of the financial statements.

JOHNSON MUTUAL FUNDS	December 31, 2006

Statement of Assets and Liabilities

	JIC	JIC	JIC	Johnson
	Institutional	Institutional	Institutional	Enhanced
	Bond Fund I	Bond Fund II	Bond Fund III	Return Fund
	12/31/2006	12/31/2006	12/31/2006	12/31/2006
Assets:
Investment Securities at Market Value*	$56,936,737	$57,214,654	$53,963,626	$51,510,190
Dividends and Interest Receivable	$746,875	$643,409	$717,040	$567,744
Net Receivable from Broker	$0	$0	$0	$300,740
Total Assets	$57,683,612	$57,858,063	$54,680,666	$52,378,674

Liabilities:
Accrued Management Fees	$14,697	$14,765	$13,940	$15,558
Total Liabilities	$14,697	$14,765	$13,940	$15,558

Net Assets	$57,668,915	$57,843,298	$54,666,726	$52,363,116

Net Assets Consist of:
Paid in Capital	$59,201,863	$58,515,048	$54,776,929	$51,258,939
Undistributed Net Investment Income	$493	$325	$0	$0
Undistributed Net Realized Gain
(Loss) from Security Transactions	($1,081,614)	($297,173)	($53,355)	$588,267
Net Unrealized Gain (Loss) on Investments	($451,827)	($374,902)	($56,848)	($12,506)
Net Unrealized Gain (Loss) on Futures Contracts	$0	$0	$0	$528,416

Net Assets	$57,668,915	$57,843,298	$54,666,726	$52,363,116

Shares Outstanding (Unlimited
Amount Authorized)	3,949,358	3,872,244	3,631,961	3,232,887

Offering, Redemption and
Net Asset Value Per Share	$14.60	$14.94	$15.05	$16.20

*Identified Cost of Securities	$57,388,564	$57,589,556	$54,020,474	$51,522,696

The accompanying notes are an integral part of the financial statements.

JOHNSON MUTUAL FUNDS	December 31, 2006

Statement of Operations

	JIC	JIC	JIC	Johnson
	Institutional	Institutional	Institutional	Enhanced
	Bond Fund I	Bond Fund II	Bond Fund III	Return Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/2006	12/31/2006	12/31/2006	12/31/2006
Investment Income:
Interest	$2,396,793	$2,684,504	$2,752,366	$1,160,410
Total Investment Income	$2,396,793	$2,684,504	$2,752,366	$1,160,410

Expenses:
Gross Management Fee	$171,937	$170,162	$158,918	$227,746
Total Expenses	$171,937	$170,162	$158,918	$227,746
Management Fee Waiver
(See accompanying note #3)	$0	$0	$0	($148,035)
Net Expenses	$171,937	$170,162	$158,918	$79,711

Net Investment Income	$2,224,856	$2,514,342	$2,593,448	$1,080,699

Realized and Unrealized Gains (Losses):
Net Realized Gain (Loss) from
Security Transactions	($16,113)	($31,203)	$45,525	$20,042
Net Realized Gain from
Futures Contracts	$0	$0	$0	$2,403,137
Net Unrealized Gain (Loss)
on Investments	$270,002	($161,783)	($576,033)	($12,506)
Net Unrealized Gain
on Futures Contracts	$0	$0	$0	$528,416

Net Gain (Loss) on Investments	$253,889	($192,986)	($530,508)	$2,939,089

Net Increase in Net Assets from Operations	$2,478,745	$2,321,356	$2,062,940	$4,019,788

The accompanying notes are an integral part of the financial statements.

JOHNSON MUTUAL FUNDS	December 31, 2006

Statement of Changes in Net Assets

	JIC		JIC		JIC		Johnson
	Institutional Bond Fund I		Institutional Bond Fund II		Institutional Bond Fund III		Enhanced Return Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	12/31/2006	12/31/2005	12/31/2006	12/31/2005	12/31/2006	12/31/2005	12/31/2006	12/31/2005*
Operations:
Net Investment Income	$2,224,856	$1,919,791	$2,514,342	$2,278,725	$2,593,448	$2,343,172	$1,080,699	$0
Net Realized Gain (Loss)
from Security Transactions	($16,113)	($88,244)	($31,203)	($215,538)	$45,525	($98,880)	$20,042	$0
Net Realized Gain
from Futures Contracts	$0	$0	$0	$0	$0	$0	$2,403,137	$0
Net Unrealized Gain (Loss)
on Investments	$270,002	($786,029)	($161,783)	($1,151,892)	($576,033)	($1,414,826)	($12,506)	$0
Net Unrealized Gain
on Futures Contracts	$0	$0	$0	$0	$0	$0	$528,416	$0
Net Increase in Net
Assets from Operations	$2,478,745	$1,045,518	$2,321,356	$911,295	$2,062,940	$829,466	$4,019,788	$0

Distributions to Shareholders:
Net Investment Income	($2,224,363)	($1,919,990)	($2,514,017)	($2,278,963)	($2,598,296)	($2,344,358)	($1,132,401)	$0
Net Realized Gain from
Security Transactions	$0	$0	$0	$0	$0	$0	($1,783,210)	$0
Net (Decrease) in Assets
from Distributions .	($2,224,363)	($1,919,990)	($2,514,017)	($2,278,963)	($2,598,296)	($2,344,358)	($2,915,611)	$0

Capital Share Transactions:
Proceeds From Sale of Shares	$9,375,528	$13,085,815	$8,540,058	$10,895,229	$8,979,556	$12,391,012	$47,362,798	$980,530
Net Asset Value of Shares Issued on
Reinvestment of Dividends/Gains	$0	$0	$0	$0	$0	$0	$2,915,611	$0
Cost of Shares Redeemed	($8,370,945)	($9,323,994)	($6,470,762)	($6,936,474)	($5,388,974)	($5,883,339)	$0	$0
Net Increase (Decrease) in Assets
from Capital Share Transactions	$1,004,583	$3,761,821	$2,069,296	$3,958,755	$3,590,582	$6,507,673	$50,278,409	$980,530

Net Change in Net Assets	$1,258,965	$2,887,349	$1,876,635	$2,591,087	$3,055,226	$4,992,781	$51,382,586	$980,530

Net Assets at Beginning of Period	$56,409,950	$53,522,601	$55,966,663	$53,375,576	$51,611,500	$46,618,719	$980,530	$0

Net Assets at End of Period	$57,668,915	$56,409,950	$57,843,298	$55,966,663	$54,666,726	$51,611,500	$52,363,116	$980,530

Including Accumulated
Undistributed Net Investment Income	$493	$0	$325	$0	$0	$0	$0	$0

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	JIC Institutional Bond Fund I

Selected Data for a Share Outstanding Throughout the Period:

	Year Ended December 31
	2006	2005	2004	2003	2002

Net Asset Value Beginning of Period	14.54	$14.77	$15.05	$15.26	$15.11

Operations:
Net Investment Income	$0.56	$0.50	$0.47	$0.61	$0.75
Net Gains (Losses) on Securities
(Realized and Unrealized)	$0.06	($0.23)	($0.26)	($0.21)	$0.15
Total Operations	$0.62	$0.27	$0.21	$0.40	$0.90

Distributions:
Dividends from Net Investment Income	($0.56)	($0.50)	($0.49)	($0.61)	($0.75)
Distributions from Net Realized Capital Gains	$0.00	$0.00	$0.00	$0.00	$0.00
Total Distributions	($0.56)	($0.50)	($0.49)	($0.61)	($0.75)

Net Asset Value at End of Period	$14.60	$14.54	$14.77	$15.05	$15.26

Total Return (a)	4.39%	1.87%	1.45%	2.66%	6.14%

Net Assets End of Period (Millions)	$57.67	$56.40	$53.52	$47.95	$44.97

Ratios
Ratio of Expenses to
Average Net Assets	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of Net Investment Income to
Average Net Assets	3.88%	3.43%	3.32%	4.03%	4.98%

Portfolio Turnover Rate	26.22%	28.26%	40.71%	34.12%	56.13%

(a)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	JIC Institutional Bond Fund II

Selected Data for a Share Outstanding Throughout the Period:

	Year Ended December 31
	2006	2005	2004	2003	2002

Net Asset Value Beginning of Period	$14.99	$15.36	$15.68	$16.00	$15.51

Operations:
Net Investment Income	$0.66	$0.63	$0.61	$0.73	$0.84
Net Gains (Losses) on Securities
(Realized and Unrealized)	($0.05)	($0.37)	($0.28)	($0.24)	$0.49
Total Operations	$0.61	$0.26	$0.33	$0.49	$1.33

Distributions:
Dividends from Net Investment Income	($0.66)	($0.63)	($0.65)	($0.73)	($0.84)
Distributions from Net Realized Capital Gains	$0.00	$0.00	$0.00	($0.08)	$0.00
Total Distributions	($0.66)	($0.63)	($0.65)	($0.81)	($0.84)

Net Asset Value at End of Period	$14.94	$14.99	$15.36	$15.68	$16.00

Total Return (a)	4.18%	1.71%	2.13%	3.08%	8.85%

Net Assets End of Period (Millions)	$57.84	$55.96	$53.38	$47.52	$45.15

Ratios
Ratio of Expenses to
Average Net Assets	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of Net Investment Income to
Average Net Assets	4.43%	4.14%	4.17%	4.59%	5.37%

Portfolio Turnover Rate	17.25%	23.35%	39.20%	31.97%	35.85%

(a)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	JIC Institutional Bond Fund III

Selected Data for a Share Outstanding Throughout the Period:

	Year Ended December 31
	2006	2005	2004	2003	2002

Net Asset Value Beginning of Period	$15.21	$15.68	$15.95	$16.28	$15.49

Operations:
Net Investment Income	$0.73	$0.72	$0.71	$0.80	$0.86
Net Gains (Losses) on Securities
(Realized and Unrealized)	($0.16)	($0.47)	($0.20)	($0.21)	$0.79
Total Operations	$0.57	$0.25	$0.51	$0.59	$1.65

Distributions:
Dividends from Net Investment Income	($0.73)	($0.72)	($0.75)	($0.80)	($0.86)
Distributions from Net Realized Capital Gains	$0.00	$0.00	($0.03)	($0.12)	$0.00
Total Distributions	($0.73)	($0.72)	($0.78)	($0.92)	($0.86)

Net Asset Value at End of Period	$15.05	$15.21	$15.68	$15.95	$16.28

Total Return (a)	3.92%	1.65%	3.31%	3.67%	10.97%

Net Assets End of Period (Millions)	$54.67	$51.61	$46.62	$41.90	$41.20

Ratios
Ratio of Expenses to
Average Net Assets (1)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of Net Investment Income to
Average Net Assets (1)	4.89%	4.70%	4.75%	4.94%	5.44%

Portfolio Turnover Rate	14.71%	31.83%	14.48%	20.20%	36.53%

(a)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS	Johnson Enhanced Return Fund

Selected Data for a Share Outstanding Throughout the Period:

	Year Ended December 31
	2006	2005*

Net Asset Value Beginning of Period	$15.00	$0.00

Operations:
Net Investment Income	$0.51	$0.00
Net Gains (Losses) on Securities
(Realized and Unrealized)	$1.80	$0.00
Total Operations	$2.31	$0.00

Distributions:
Dividends from Net Investment Income	($0.53)	$0.00
Distributions from Net Realized Capital Gains	($0.58)	$0.00
Total Distributions	($1.11)	$0.00

Net Asset Value at End of Period	$16.20	$15.00

Total Return (a)	15.60%	0.00%

Net Assets End of Period (Millions)	$52.36	$0.98

Ratios (1)
Ratio of Expenses to
Average Net Assets before Waiver	1.00%	0.00%
Average Net Assets after Waiver	0.35%	0.00%
Ratio of Net Investment Income to
Average Net Assets before Waiver	4.08%	0.00%
Average Net Assets after Waiver	4.73%	0.00%

Portfolio Turnover Rate	17.30%	0.00%

*	Commencement Date December 30, 2005

(1)
In 2005, the Adviser waived the 1.00% maximum management fee to a net fee of 0.00%. In 2006, the Adviser waived the 1.00% maximum fee to sustain a net fee of 0.35%. The Adviser intends this fee waiver to be permanent, although the Adviser retains the right to remove the waiver after April 30, 2007. (See accompanying note #3)

(a)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

The accompanying notes are an integral part of the financial statements.

NOTES TO THE FINANCIAL STATEMENTS

1) Organization:
The JIC Institutional Bond Fund I, JIC Institutional Bond Fund II, JIC Institutional Bond Fund III and Johnson Enhanced Return Fund (each individually a “Fund” and collectively the “Funds”) are each a diversified series of the Johnson Mutual Funds Trust, and are registered under the Investment Company Act of 1940, as amended, as no-load, open-end investment companies. The Johnson Mutual Funds Trust was established as an Ohio business trust under an Agreement and Declaration of Trust dated September 30, 1992. The JIC Institutional Bond Fund I, JIC Institutional Bond Fund II, and JIC Institutional Bond Fund III began offering their shares publicly on August 31, 2000. The Johnson Enhanced Return Fund began offering shares publicly on December 30, 2005.

The investment objective of the JIC Institutional Bond Fund I is a high level of income over the long term consistent with preservation of capital. The investment objective of the JIC Institutional Bond Fund II is a high level of income over the long term consistent with preservation of capital. The investment objective of the JIC Institutional Bond Fund III is a high level of income over the long term consistent with preservation of capital. The investment objective of the Johnson Enhanced Return Fund is to outperform the Fund’s benchmark, the S&P 500 Composite Stock Index, over a full market cycle.

2) Summary of Significant Accounting Policies:
Security Valuation and Transactions:
The investments in securities are stated at market value. Valuation is determined as of 4:00 p.m. Eastern time on each day that the New York Stock Exchange is open for business and on any other day on which there is sufficient trading in a Fund's securities to materially affect the net asset value. Security transactions are accounted for on trade date. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Board”). Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.
In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2006, the Trust does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported on the statement of changes in net assets for a fiscal period.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Financial Futures Contracts:
Futures contracts held by the Enhanced Return Fund are valued using the settlement price established each day on the exchange on which they are traded. The Enhanced Return Fund invests in stock index futures only for the replication of returns, not speculation. Upon entering into a financial futures contract the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transaction involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Balance of Net Receivable from Broker as of December 31, 2006:

Receivable from maturity of U.S. Treasury Bill, 3.00% Due 12/31/06:	$500,000
Net variation margin payable on futures contracts as of 12/31/06:	(199,260)
Net Receivable from Broker:	$300,740

NOTES TO THE FINANCIAL STATEMENTS

Investment Income and Realized Capital Gains and Losses on Investment Securities:
Interest income is recorded on an accrual basis. Gains and losses on sales of investments are calculated using the specific identification method. Discounts and premiums on securities purchased are amortized over the lives of the respective securities, using the interest method.

Income Taxes:
It is the Funds' policy to distribute annually, prior to the end of the year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service. This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds' policy to distribute annually, after the end of the calendar year, any remaining net investment income and net realized net capital gains to comply with the special provisions of the Internal Revenue Code available to registered investment companies. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required.

Accounting for Uncertainty in Income Taxes:
In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 - Accounting for Uncertainty in Income Taxes that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that, based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Funds is currently evaluating the impact that FASB Interpretation No. 48 will have on the Funds’ financial statements.

Distributions:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on ex-dividend date. The Funds intend to distribute net investment income on a calendar quarter basis. The Funds intend to distribute their net realized long-term capital gains and their net realized short-term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds. For the year ended December 31, 2006, undistributed net investment loss of $4,848 was reclassified to Paid in Capital for the JIC Institutional Bond Fund III, and undistributed net investment loss of $51,702 was reclassified to accumulated realized gains for the Enhanced Return Fund.

3) Investment Advisory Agreement:
The investment advisory agreements provide that Johnson Investment Counsel, Inc. (the Adviser) will pay all of the Funds' operating expenses, excluding brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), any 12b-1 fees, and extraordinary expenses. Under the terms of the investment advisory agreements, each of the JIC Institutional Bond Fund I, JIC Institutional Bond Fund II, and JIC Institutional Bond Fund III pays the Adviser a management fee at the annual rate of 0.30% of the Fund's average daily net assets, which is accrued daily and paid monthly. The Johnson Enhanced Return Fund pays the Advisor a management fee at the annual rate of 0.35%, after the contractual waiver described below, of the Fund’s average daily net assets.

The Adviser received management fees for the twelve months ended December 31, 2006 as indicated below. The Adviser has agreed to waive a part of the management fee for the Enhanced Return Fund from a maximum of 1.00% to an effective fee ratio of 0.35%. The Adviser intends the fee waiver to be permanent, although the Advisor has the right to remove this fee waiver any time after April 30, 2007.

Fund	Fee	Fee Waiver	Effective Fee Ratio	Management Fee After Waiver	Waiver
JIC Institutional Bond Fund I	0.30%	0	0.30%	$171,937	$0.00
JIC Institutional Bond Fund II	0.30%	0	0.30%	$170,162	$0.00
JIC Institutional Bond Fund III	0.30%	0	0.30%	$158,918	$0.00
Johnson Enhanced Return Fund	1.00%	0.65%	0.35%	$79,711	$148,035

At December 31, 2006, management fees payable amounted to $14,697, $14,765, $13,940 and $15,558 for the JIC Institutional Bond I, JIC Institutional Bond II, JIC Institutional Bond III and Johnson Enhanced Return Funds, respectively.

4) Related Party Transactions:
All officers and one Trustee of the Johnson Mutual Funds Trust are employees of Johnson Investment Counsel, Inc., the Adviser. There are five independent Trustees. Total compensation for the Trustees as a group was $35,000 for the period ended December 31, 2006, and as a group they received no additional compensation from the Trust. The Trustees compensation is paid for by the Adviser. The Trust consists of thirteen Funds: Johnson Growth Fund, Johnson Opportunity Fund, Johnson Realty Fund, Johnson Disciplined Small Company Fund, Johnson Disciplined Large Company Fund, Johnson Dynamic Growth Fund, Johnson Equity Income Fund, Johnson Fixed Income Fund, Johnson Municipal Income Fund, JIC Institutional Bond Fund I, JIC Institutional Bond Fund II, JIC Institutional Bond Fund III and Johnson Enhanced Return Fund. The Adviser is not a registered broker-dealer of securities and  thus

NOTES TO THE FINANCIAL STATEMENTS

4) Related Party Transactions con’t:
does not receive commissions on trades made on behalf of the Funds. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2006, Covie and Company owned in aggregate 100% of the JIC Institutional Bond Fund I, JIC Institutional Bond Fund II, and JIC Institutional Bond Fund III. At December 31, 2006, US Bank held in aggregate 78.21% of the Enhanced Return Fund in an omnibus account for the benefit of Johnson Investment Counsel, Inc.

Johnson Financial, Inc. is a wholly owned subsidiary of Johnson Investment Counsel, Inc., the Adviser. Johnson Financial, Inc. provides transfer agency, fund accounting, and administration services to the Funds. These services are paid for by the Adviser.

5) Purchases and Sales of Securities:
For the year ended December 31, 2006, purchases and sales of investment securities aggregated:

	Investment Securities Other Than Short Term Investments and U.S. Government Obligations		U.S. Government Obligations
Fund	Purchases	Sales	Purchases	Sales
JIC Institutional Bond Fund I	$10,966,210	$9,480,000	$6,535,066	$5,069,537
JIC Institutional Bond Fund II	$5,808,496	$4,187,811	$7,124,382	$5,287,480
JIC Institutional Bond Fund III	$5,136,644	$900,000	$6,712,297	$6,695,381
Johnson Enhanced Return Fund	$18,843,081	$992,768	$21,153,908	$1,697,126

6) Capital Share Transactions:
As of December 31, 2006, there were an unlimited number of capital shares authorized for each Fund. Each Fund records purchases of its capital shares at the daily net asset value next determined after receipt of a shareholder's order in proper form. Redemptions are recorded at the net asset value next determined following receipt of a shareholder's written or telephone request in proper form.

Capital Share Transactions for the Period January 1 - December 31, 2006:

	JIC Institutional Bond Fund I	JIC Institutional Bond Fund II	JIC Institutional Bond Fund III	Johnson Enhanced Return Fund
Shares Sold to Investors	644,995	573,457	598,314	2,986,262
Shares Issued on Reinvestment Dividends	0	0	0	181,257
Subtotal	644,995	573,457	598,314	3,167,519
Shares Redeemed	(576,576)	(435,738)	(359,980)	0
Net Increase/Decrease During Period	68,419	137,719	238,334	3,167,519
Shares Outstanding:
December 31, 2005 (Beginning of Period)	3,880,939	3,734,525	3,393,627	65,368
December 31, 2006 (End of Period)	3,949,358	3,872,244	3,631,961	3,232,887

7) Security Transactions:
For Federal income tax purposes, the cost of investments owned on December 31, 2006 was the same as identified cost. The difference between book basis and tax basis on unrealized depreciation for the Enhanced Return Fund is due to the mark-to-market on futures contracts as of December 31, 2006 in the amount of $528,416. As of December 31, 2006, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Fund	Cost of Securities	Appreciation	(Depreciation)	Net Appreciation (Depreciation)
JIC Institutional Bond Fund I	$57,388,564	$88,295	$(540,122)	$(451,827)
JIC Institutional Bond Fund II	$57,589,556	$274,652	$(649,554)	$(374,902)
JIC Institutional Bond Fund III	$54,020,474	$562,312	$(619,160)	$(56,848)
Johnson Enhanced Return Fund	$51,522,696	$63,607	$(76,113)	$(12,506)

8) Estimates:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

9) Net Investment Income and Net Realized Capital Losses:
As of December 31, 2006, the JIC Institutional Bond Fund I had accumulated net realized capital loss carryovers of ($33) expiring in 2008, ($8,213) expiring in 2009, ($941,004) expiring in 2010, ($18,453) expiring in 2011, ($9,554) expiring in 2012, ($88,244) expiring in 2013 and ($16,113) expiring in 2014. To the extent that the JIC Institutional Bond Fund I realizes future net capital gains, those gains will be offset by any unused capital loss carryovers.

NOTES TO THE FINANCIAL STATEMENTS

9) Net Investment Income and Net Realized Capital Losses con’t:
As of December 31, 2006, the JIC Institutional Bond Fund II had accumulated net realized capital loss carryovers of ($50,432) expiring in 2012, ($215,538) expiring in 2013 and ($31,203) expiring in 2014. To the extent that the JIC Institutional Bond Fund II realizes future net capital gains, those gains will be offset by any unused capital loss carryovers.

As of December 31, 2006, the JIC Institutional Bond Fund III had accumulated net realized capital loss carryovers of ($53,355) expiring in 2013. To the extent that the JIC Institutional Bond Fund III realizes future net capital gains, those gains will be offset by any unused capital loss carryovers.

10) Distributions to Shareholders:

JIC Institutional Bond Fund I
The tax character of distributions paid is as follows:	2006	2005
Distributions paid from:
Ordinary Income	$2,224,363	$1,919,990
Net Realized Long-Term Capital Gain	0	0
Net Realized Short-Term Capital Gain	0	0
Total distributions paid	$2,224,363	$1,919,990

As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income (Accumulated Loss)	$493
Capital Loss Carryforward	(1,081,614)
Unrealized Appreciation/(Depreciation)	(451,827)
Total distributable earnings on a tax basis	$(1,532,948)

JIC Institutional Bond Fund II
The tax character of distributions paid is as follows:	2006	2005
Distributions paid from:
Ordinary Income	$2,514,017	$2,278,963
Net Realized Long-Term Capital Gain	0	0
Net Realized Short-Term Capital Gain	0	0
Total distributions paid	$2,514,017	$2,278,963

As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income (Accumulated Loss)	$325
Capital Loss Carryforward	(297,173)
Unrealized Appreciation/(Depreciation)	(374,902)
Total distributable earnings on a tax basis	$(671,750)

JIC Institutional Bond Fund III
The tax character of distributions paid is as follows:	2006	2005
Distributions paid from:
Ordinary Income	$2,598,296	2,344,358
Net Realized Long-Term Capital Gain	0	0
Net Realized Short-Term Capital Gain	0	0
Total distributions paid	$2,598,296	2,344,358

As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

Capital Loss Carryforward	(53,355)
Unrealized Appreciation/(Depreciation)	(56,848)
Total distributable earnings on a tax basis	$(110,203)

Johnson Enhanced Return Fund
The tax character of distributions paid is as follows:	2006
Distributions paid from:
Ordinary Income	$1,132,401
Net Realized Long-Term Capital Gain	1,064,737
Net Realized Short-Term Capital Gain	718,473
Total distributions paid	$2,915,611

As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$422,488
Undistributed Long-Term Capital Gain	694,195
Unrealized Appreciation/(Depreciation)	(12,506)
Total distributable earnings on a tax basis	$1,104,177

DISCLOSURE OF EXPENSES (Unaudited)

Shareholders of the Funds incur ongoing operating expenses consisting solely of management fees. The following example is intended to help you understand your ongoing expenses of investing in the Funds and to compare these expenses with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Funds on June 30, 2006 and held through December 31, 2006.

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. Shareholders may use this information to compare the ongoing expenses of investing in the Funds and other funds 5% hypothetical examples with the 5% hypothetical examples that appear in other funds' shareholder reports.

JIC Institutional Bond Fund I	Beginning Account Value June 30, 2006	Ending Account Value December 31, 2006	Expenses Paid During Period* July 1, 2006-December 31, 2006
Actual	$1,000.00	$1,033.97	$1.54
Hypothetical	$1,000.00	$1,023.69	$1.53

JIC Institutional Bond Fund II	Beginning Account Value June 30, 2006	Ending Account Value December 31, 2006	Expenses Paid During Period* July 1, 2006-December 31, 2006
Actual	$1,000.00	$1,040.93	$1.55
Hypothetical	$1,000.00	$1,023.69	$1.53

JIC Institutional Bond Fund III	Beginning Account Value June 30, 2006	Ending Account Value December 31, 2006	Expenses Paid During Period* July 1, 2006-December 31, 2006
Actual	$1,000.00	$1,084.32	$1.61
Hypothetical	$1,000.00	$1,023.69	$1.53

Johnson Enhanced Return Fund	Beginning Account Value June 30, 2006	Ending Account Value December 31, 2006	Expenses Paid During Period* July 1, 2006-December 31, 2006
Actual	$1,000.00	$1,133.91	$1.88
Hypothetical	$1,000.00	$1,023.44	$1.79

*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). For the JIC Institutional Bond Fund I, II and III, the expense ratio is 0.30%, and for the Enhanced Return Fund, the expense ratio is 0.35%.

ADDITIONAL INFORMATION

Proxy Disclosure

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent 12-month period ended June 30 are available without charge: (1) upon request by calling the Funds at 513-661-3100 or toll free at 1-800-541-0170; (2) from the Fund’s documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available, without charge, (1) upon request by calling the Funds at 513-661-3100 or toll free at 1-800-541-0170; (2) from the Fund’s documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

Code of Ethics

The Trust's Code of Ethics is available on request without charge; please call for your copy at
513-661-3100 or 1-800-541-0170 or write us at:

Johnson Mutual Funds
3777 West Fork Road
Cincinnati OH 45247

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and
Board of Trustees
Johnson Mutual Funds Trust

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the JIC Institutional Bond Fund I, JIC Institutional Bond Fund II, JIC Institutional Bond Fund III, and Johnson Enhanced Return Fund (the “Funds”), four of the portfolios comprising the Johnson Mutual Funds Trust as of December 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two periods then ended, and the financial highlights for each of the three years in the period then ended for the JIC Institutional Bond Fund I, JIC Institutional Bond Fund II, and JIC Institutional Bond Fund III, and the financial highlights for each of the two periods then ended for the Johnson Enhanced Return Fund. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods indicated prior to December 31, 2004 were audited by another independent registered public accounting firm, who expressed unqualified opinions on those highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the Funds’ custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the JIC Institutional Bond Fund I, JIC Institutional Bond Fund II, JIC Institutional Bond Fund III, and Johnson Enhanced Return Fund, of the Johnson Mutual Funds Trust, as of December 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two periods then ended, and their financial highlights for each of the three periods then ended, indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Cohen Fund Audit Services, Ltd.
(f.k.a. Cohen McCurdy, Ltd.)
Westlake, Ohio
February 26, 2007

TRUSTEES AND OFFICERS

Information pertaining to the Trustees and Officers of the Trust is provided below. Trustees who are not deemed to be interested persons of the Trust, as defined in the Investment Company Act of 1940, are referred to as Independent Trustees. Trustees who are deemed to be “interested persons” of the Trust are referred to as Interested Trustees. The Trustee serves as a Trustee until the  termination of the Trust unless the Trustee dies, resigns or is removed. The statement of Additional Information includes additional information about the Funds’ Trustees and may be obtained by calling 513-661-3100 or 1-800-541-0170.

NAME, AGE AND ADDRESS	CURRENT POSITION HELD WITH TRUST	LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS OVERSEEN	OTHER PUBLIC DIRECTORSHIPS HELD
INTERESTED TRUSTEES
Timothy E. Johnson (64)* 3777 West Fork Road Cincinnati, Ohio 45247	President and Trustee	Since 1992	President and Director of Johnson Investment Counsel, Inc., the Trust’s adviser, and Professor of Finance at the University of Cincinnati	13	Director, Kendle International, Inc.
INDEPENDENT TRUSTEES
Ronald H. McSwain (64) 3777 West Fork Road Cincinnati, Ohio 45247	Chairman, Trustee	Since 1992	President of McSwain Carpets, Inc. until 2001; partner of P&R Realty, a real estate development partnership since 1984	13	None
James J. Berrens (41) 3777 West Fork Road Cincinnati, Ohio 45247	Trustee	Since 2006	Controller of MSA Trans, a third party logistical management company, since 2006; Audit Manager of Grear & Company 2001 to 2005	13	None
John W. Craig (72) 3777 West Fork Road Cincinnati, Ohio 45247	Trustee	Since 1992	Retired Director of Corporate Affairs, R. A. Jones and Co., Inc.	13	None
John R. Green (64) 3777 West Fork Rd. Cincinnati, OH 45247	Trustee	Since 2006	Retired from The Procter & Gamble Company	13	None
Kenneth S. Shull (77) 3777 West Fork Road Cincinnati, Ohio 45247	Trustee	Since 1992	Retired plant engineer at The Procter & Gamble Company	13	None
OFFICERS
Dale H. Coates (48) 3777 West Fork Road Cincinnati, Ohio 45247	Vice President and Secretary	Since 1992	Portfolio Manager of the Trust’s adviser	N/A	N/A
Marc E. Figgins (42) 3777 West Fork Road Cincinnati, Ohio 45247	Chief Financial Officer and Treasurer	Since 2002	Mutual Funds Manager for Johnson Financial, Inc. since July 2001, Director of BISYS Fund Services from January 2001 to July 2001, Mutual Funds Manager at McDonald Investments from 1991 to 2000	NA	NA
Scott J. Bischoff (40) 3777 West Fork Road Cincinnati, Ohio 45247	Chief Compliance Officer	Since 2005	Manager of Operations of the Trust’s adviser since 1993	NA	NA

Trustees and Officers

Ronald H. McSwain	Independent Trustee, Chairman
Timothy E. Johnson	Trustee, President
James J. Berrens	Independent Trustee
John W. Craig	Independent Trustee
John R. Green	Independent Trustee
Kenneth S. Shull	Independent Trustee

Dale H. Coates	Vice President, Secretary
Scott J. Bischoff	Chief Compliance Officer
Marc E. Figgins	CFO, Treasurer

Transfer Agent and Fund Accountant
Johnson Financial, Inc.
3777 West Fork Road
Cincinnati, Ohio 45247
(513) 661-3100 (800) 541-0170

Custodian
National City Bank
Three East Fourth Street
Cincinnati, Ohio 45202

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, Ohio 44145-1524

Legal Counsel
Thompson Hine, LLP
312 Walnut Street, 14th Floor
Cincinnati, Ohio 45202

This report is authorized for distribution to prospective investors only when accompanied or preceded by the Funds' prospectus, which illustrates each Fund's objectives, policies, management fees, and other information that may be helpful in making an investment decision.

Investment Company Act #811-7254

Item 2. Code of Ethics.

(a)   As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)   For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)
Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c)   Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)   Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that that the registrant does not have an audit committee financial expert serving on its Audit Committee as defined by the SEC. The board determined that, although none of the Audit Committee members meet the technical definition of an audit committee financial expert as defined by the SEC, the members have sufficient financial expertise to address any issues that are likely to come before the committee. It was the consensus of the Trustees that it is not necessary at the present time for the committee to have an audit committee financial expert and that, if an issue ever arises, the committee will consider hiring an expert to assist as needed.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

FY 2005	$61,125.00
FY 2006	$75,570.00

(b)	Audit-Related Fees

	Registrant	Adviser

FY 2005	$0.00	$0.00
FY 2006	$0.00	$0.00

(c)	Tax Fees

	Registrant	Adviser

FY 2005	$10,300.00	$0.00
FY 2006	$12,350.00	$0.00

Nature of the services: The auditor completed the annual tax returns.

(d)	All Other Fees

	Registrant	Adviser

FY 2005	$0.00	$0.00
FY 2006	$0.00	$610.00

Nature of the services: The auditor performed Ohio CAT tax work for the Adviser in 2006.

(e)	(1)	Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. All non-audit services provided to the Trust or the Adviser by the Trust’s principal accountant are specifically approved in advance on a case-by-case basis by the Board’s audit committee.

(2)	Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. All non-audit services were pre-approved by the audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X.

(f)   During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)   The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

	Registrant	Adviser

FY 2005	$10,300.00	$0.00
FY 2006	$12,350.00	$610.00

(h)   Not applicable.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6. Schedule of Investments.

Not applicable - schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Funds.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11. Controls and Procedures.

(a)   Based on an evaluation of the registrant’s disclosure controls and procedures as of February 26, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable

(a)(2)	Certifications required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith

(a)(3)	Not applicable

(b)	Certifications required by Rule 30a-2(b) are filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Johnson Mutual Funds Trust

By: /s/ Timothy E. Johnson
Timothy E. Johnson, President
Date March 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Timothy E. Johnson
Timothy E. Johnson, President
Date March 7, 2007

By: /s/ Marc E. Figgins
Marc E. Figgins, Treasurer
Date March 7, 2007

* Print the name and title of each signing officer under his or her signature.